SCHEDULE OF CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (11,768,315)	$ (15,273,231)	$ (6,328,278)
Net loss	(12,685,321)	(13,257,849)	(6,306,013)
Total comprehensive loss attributable to NIP Group Inc.	(28,637,365)	(8,004,774)	$ (6,037,695)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Financial income	34,650	26,175
General and administrative expenses	(1,215,614)	(694,745)
Equity in loss of subsidiaries	(11,508,821)	(12,589,459)
Net loss	(12,689,785)	(13,258,029)
Total comprehensive loss attributable to NIP Group Inc.	$ (28,637,365)	$ (8,004,774)